LOANS PAYABLE (Tables)	12 Months Ended
Nov. 30, 2018
Loan Payable [Abstract]
Schedule of loans payable balances and transactions
	Related party	Third party	Credit Facility	Total
	$	$	$	$
Balance, November 30, 2016	248,210	114,471	2,500,000	2,862,681
Advance	291,368	2,000	-	293,368
Repayment - cash	-	(6,721)	(1,750,000)	(1,756,721)
Repayment - shares	(250,000)	(107,750)	-	(357,750)
Accretion	1,790	-	-	1,790

Balance, November 30, 2017	291,368	2,000	750,000	1,043,368
Advance	37,582	167,500	-	205,082
Repayment - cash	(50,500)	(27,500)	-	(78,000)
Repayment - shares	(106,247)	(130,000)	-	(236,247)

Balance, November 30, 2018	172,203	12,000	750,000	934,203